Credit Facilities (Details) € in Thousands, ₨ in Thousands, $ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($)	Aug. 31, 2018 EUR (€)	Aug. 31, 2018 INR (₨)	Dec. 21, 2017 USD ($)	Dec. 21, 2017 CAD ($)	Oct. 25, 2017 USD ($)	Oct. 25, 2017 CAD ($)
Canadian Line of Credit One [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity						$ 3,677	$ 4,800
Canadian Line of Credit Two [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity						6,000
Canadian Line of Credit Three [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity						$ 22,159	$ 28,929
Canadian Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity				$ 53,620	$ 70,000
US Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity				$ 9,000
Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	$ 11,750
Revolving Line of Credit [Member] | Bank Loan [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	10,692
Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	1,058
Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	26,782
Amount reserved from line of credit	3,150
INR Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	1,800		₨ 127,660
Amount reserved from line of credit	379		₨ 26,879
Euro Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	2,505	€ 2,150
Euro Dollar Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	$ 680	€ 583